DEMAND BANK LOAN	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DEMAND BANK LOAN [ABSTRACT]
DEMAND BANK LOAN

NOTE 5. - DEMAND BANK LOAN

The demand loan that is among the Company's short term liabilities is payable to a commercial bank under a revolving credit agreement and is guaranteed by a shareholder of the Company. This loan had a balance of $174,925 at September 30, 2012 and December 31, 2011. The Company is required to pay interest monthly at an annual rate of 0.75% above the prime rate, or 4.00% at September 30, 2012 and December 31, 2011. The Company is current in meeting this interest payment obligation. The terms of the demand loan includes an annual "clean-up" provision, which requires the Company to repay all principal amounts outstanding for a period of 30 consecutive days every year. The Company has not complied with this requirement; however, the bank has not demanded payment. The bank has a lien on all the Company's assets.

NOTE 4. - DEMAND BANK LOANS

The demand loan that is among the Company's short term liabilities is payable to a commercial bank under a revolving credit agreement and is guaranteed by a shareholder of the Company. This loan had a balance of $174,925 at December 31, 2011 and 2010. The Company is required to pay interest monthly at an annual rate of 0.75% above the prime rate, or 4.00% at December 31, 2011 and December 31, 2010. The Company is current in meeting this interest payment obligation. The terms of the demand loan includes an annual "clean-up" provision, which requires the Company to repay all principal amounts outstanding for a period of 30 consecutive days every year. The Company has not complied with this requirement; however, the bank has not demanded payment. The bank has a lien on all the Company's assets.